PREMISES AND EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2015	2014
Land and land improvements	$41,398	$42,238
Buildings	108,648	109,806
Furniture and fixtures	53,054	57,536
Leasehold improvements	19,806	17,948
Construction in progress	2,849	6,113
	225,755	233,641

Less: Accumulated depreciation and amortization	89,152	92,260
Total	$136,603	$141,381

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)
2016	$7,046
2017	6,081
2018	5,086
2019	4,732
2020	4,579
Thereafter	14,246
Total	$41,770